Pension and Other Post-retirement Benefits - One Percentage Point Change Effects (Details) $ in Thousands	12 Months Ended
Oct. 29, 2017 USD ($)
Pension Benefits
Effect of one-percentage-point change
Effect of one-percentage-point increase in discount rate on expense	$ (13,582)
Effect of one-percentage-point decrease in discount rate on expense	17,240
Effect of one-percentage-point increase in discount rate on benefit obligation	(188,947)
Effect of one-percentage-point decrease in discount rate on benefit obligation	238,709
Effect of one-percentage-point increase in expected long-term rate of return on plan assets	(13,574)
Effect of one-percentage-point decrease in expected long-term rate of return on plan assets	13,574
Effect of one-percentage-point increase in rate of future compensation increase on expense	3,521
Effect of one-percentage-point decrease in rate of future compensation increase on expense	(3,102)
Effect of one-percentage-point increase in rate of future compensation increase on benefit obligation	3,131
Effect of one-percentage-point decrease in rate of future compensation increase on benefit obligation	(2,774)
Post-retirement Benefits
Effect of one-percentage-point change
Effect of one-percentage-point increase in discount rate on expense	1,183
Effect of one-percentage-point decrease in discount rate on expense	4,414
Effect of one-percentage-point increase in discount rate on benefit obligation	(28,891)
Effect of one-percentage-point decrease in discount rate on benefit obligation	34,829
Effect of one-percentage-point increase in health care cost trend rate on expense	1,386
Effect of one-percentage-point decrease in health care cost trend rate on expense	(1,187)
Effect of one-percentage-point increase in health care cost trend rate on benefit obligation	31,157
Effect of one-percentage-point decrease in health care cost trend rate on benefit obligation	$ (26,649)